Loans and other financial assets at amortized cost - Changes in gross carrying amount of other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 8,986,677	₩ 9,286,004	₩ 7,532,031
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	(4,341)	24	(9,965)
Disposal	(3,318)	(922)	(1,716)
Net increase (decrease)	3,784,418	(298,797)	1,765,654
Changes due to business combination	13,240	368
Ending balance	12,776,676	8,986,677	9,286,004
Stage 1
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	8,886,721	9,004,539	7,267,426
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	14,252	9,765	8,909
Transfer to lifetime expected credit losses	(30,528)	(38,248)	(27,369)
Transfer to credit-impaired financial assets	(7,299)	(1,484)	(1,877)
Charge off	0	0	0
Disposal	0	(5)	0
Net increase (decrease)	3,634,239	(88,214)	1,757,450
Changes due to business combination	13,240	368
Ending balance	12,510,625	8,886,721	9,004,539
Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	21,454	106,597	76,418
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(14,143)	(9,749)	(8,894)
Transfer to lifetime expected credit losses	30,559	38,265	27,399
Transfer to credit-impaired financial assets	(1,498)	(2,824)	(1,638)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	75,526	(110,835)	13,312
Changes due to business combination	0	0
Ending balance	111,898	21,454	106,597
Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	78,502	174,868	188,187
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(109)	(16)	(15)
Transfer to lifetime expected credit losses	(31)	(17)	(30)
Transfer to credit-impaired financial assets	8,797	4,308	3,515
Charge off	(4,341)	24	(9,965)
Disposal	(3,318)	(917)	(1,716)
Net increase (decrease)	74,653	(99,748)	(5,108)
Changes due to business combination	0	0
Ending balance	₩ 154,153	₩ 78,502	₩ 174,868